PLANT AND EQUIPMENT (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cost [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance at beginning year	$ 159,764	$ 138,816
Additions	9,565	10,411
Disposals	(1,145)	(1,226)
Reclassification of asset groups
Impact of foreign currency translation	5,367	11,763
Balance at end of year	173,551	159,764
Accumulated depreciation [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance at beginning year	(84,035)	(72,094)
Disposals	861	882
Depreciation and amortization	(8,110)	(6,676)
Impact of foreign currency translation	(2,849)	(6,147)
Balance at end of year	(94,133)	(84,035)
Carrying amounts [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance at beginning year	75,729
Balance at end of year	79,418	75,729
Land and buildings [Member] | Cost [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance at beginning year	110,151	96,454
Additions	1,613	182
Disposals	(293)	(205)
Reclassification of asset groups	2,100	5,579
Impact of foreign currency translation	3,676	8,141
Balance at end of year	117,247	110,151
Land and buildings [Member] | Accumulated depreciation [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance at beginning year	(51,570)	(43,987)
Disposals	158	90
Depreciation and amortization	(4,422)	(3,921)
Impact of foreign currency translation	(1,750)	(3,752)
Balance at end of year	(57,584)	(51,570)
Land and buildings [Member] | Carrying amounts [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance at beginning year	58,581
Balance at end of year	59,663	58,581
Office equipment [Member] | Cost [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance at beginning year	9,660	8,010
Additions	967	864
Disposals	(68)	(250)
Reclassification of asset groups	154	325
Impact of foreign currency translation	296	711
Balance at end of year	11,009	9,660
Office equipment [Member] | Accumulated depreciation [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance at beginning year	(6,246)	(5,375)
Disposals	64	228
Depreciation and amortization	(867)	(630)
Impact of foreign currency translation	(183)	(469)
Balance at end of year	(7,232)	(6,246)
Office equipment [Member] | Carrying amounts [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance at beginning year	3,414
Balance at end of year	3,777	3,414
Machinery [Member] | Cost [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance at beginning year	31,074	25,800
Additions	2,575	1,117
Disposals	(539)	(291)
Reclassification of asset groups	191	2,221
Impact of foreign currency translation	1,078	2,227
Balance at end of year	34,379	31,074
Machinery [Member] | Accumulated depreciation [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance at beginning year	(21,171)	(18,168)
Disposals	419	176
Depreciation and amortization	(2,172)	(1,629)
Impact of foreign currency translation	(741)	(1,550)
Balance at end of year	(23,665)	(21,171)
Machinery [Member] | Carrying amounts [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance at beginning year	9,903
Balance at end of year	10,714	9,903
Motor vehicles [Member] | Cost [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance at beginning year	7,537	6,416
Additions	763	1,059
Disposals	(245)	(480)
Reclassification of asset groups
Impact of foreign currency translation	258	542
Balance at end of year	8,313	7,537
Motor vehicles [Member] | Accumulated depreciation [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance at beginning year	(5,048)	(4,564)
Disposals	220	388
Depreciation and amortization	(649)	(496)
Impact of foreign currency translation	(175)	(376)
Balance at end of year	(5,652)	(5,048)
Motor vehicles [Member] | Carrying amounts [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance at beginning year	2,489
Balance at end of year	2,661	2,489
Construction in progress [Member] | Cost [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance at beginning year	1,342	2,136
Additions	3,647	7,189
Disposals
Reclassification of asset groups	(2,445)	(8,125)
Impact of foreign currency translation	59	142
Balance at end of year	2,603	1,342
Construction in progress [Member] | Accumulated depreciation [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance at beginning year
Disposals
Depreciation and amortization
Impact of foreign currency translation
Balance at end of year
Construction in progress [Member] | Carrying amounts [Member]
PLANT AND EQUIPMENT (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance at beginning year	1,342
Balance at end of year	$ 2,603	$ 1,342